Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 210,256	$ 203,850	$ 173,532
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	31,058	46,735	41,680
Cash received from (paid to) FDIC under loss share	0	1,595	584
Stock compensation expense	5,265	4,771	5,909
Provision (release) for loan losses	(1,650)	(5,450)	(2,100)
Loss (gain) on sale of investment securities	9	0	(3,499)
Decrease (increase) in accrued interest receivable	(1,562)	(5,652)	(3,974)
Decrease (increase) in federal and state income tax assets	1,804	(1,804)	16,047
Decrease (increase) in cash surrender value of bank owned life insurance	(5,822)	(5,992)	(6,498)
Gain on bank owned life insurance	0	(2,416)	(6,805)
Net realized (gain) loss on sales of premises and equipment and real estate owned	(12,484)	(1,450)	(1,673)
Decrease (increase) in other assets	(17,416)	(6,876)	7,974
Increase (decrease) in income tax liabilities	3,043	0	0
Increase (decrease) in accrued expenses and other liabilities	21,553	(36,609)	(41,477)
Net cash provided (used) by operating activities	234,054	190,702	179,700
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans and principal repayments, net	(452,334)	(459,183)	(896,450)
Loans purchased	0	(143,605)	(72,856)
FHLB & FRB stock purchase	(532,600)	(530,000)	(183,609)
FHLB & FRB stock redeemed	535,800	525,800	177,824
Available-for-sale securities purchased	(358,709)	(272,780)	(76,367)
Principal payments and maturities of available-for-sale securities	224,118	199,008	367,713
Proceeds from sales of available-for-sale investment securities	491	0	362,829
Held-to-maturity securities purchased	0	(170,836)	(466,058)
Principal payments and maturities of held-to-maturity securities	178,147	187,812	229,716
Proceeds from sales of real estate owned	8,659	15,192	16,248
Proceeds from settlements of bank owned life insurance	0	3,484	10,096
Purchase of strategic investments	(5,000)	0	0
Net cash received (paid) in business combinations	0	(2,211)	(3,370)
Proceeds from sales of premises and equipment	15,585	1	5,209
Premises and equipment purchased and REO improvements	(35,530)	(27,127)	(15,461)
Net cash provided (used) by investing activities	(421,373)	(674,445)	(544,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	603,846	552,445	234,460
Proceeds from borrowings	13,315,000	13,250,000	4,590,000
Repayments of borrowings	(13,395,000)	(13,145,000)	(4,445,000)
Proceeds from stock-based awards and related tax benefit	740	1,338	7,238
Dividends paid on common stock	(63,318)	(55,997)	(74,519)
Treasury stock purchased	(123,854)	(164,249)	(98,374)
Increase (decrease) in advance payments by borrowers for taxes and insurance	413	786	13,733
Net cash provided (used) by financing activities	337,827	439,323	227,538
Increase (decrease) in cash and cash equivalents	150,508	(44,420)	(137,298)
Cash and cash equivalents at beginning of year	268,650	313,070	450,368
Cash and cash equivalents at end of year	419,158	268,650	313,070
Non-cash investing activities
Real estate acquired through foreclosure	1,839	4,032	3,266
Other personal property acquired through foreclosure	205	3,109	0
Non-cash financing activities
Stock issued upon exercise of warrants	1,082	3,914	7,632
Cash paid during the year for
Interest	194,277	133,722	111,333
Income taxes	$ 33,545	$ 44,260	$ 54,078